Notes Payable - Schedule of Balances of Notes Payable (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Balances of Notes Payable [Line Items]
Balance	[1]	$ 22,669	$ 10,386,612
Jiuxin Medicine [Member] | 12/11/24 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 11, 2024
Maturity date	[1]	Jun. 11, 2025
Balance	[1]		2,692,363
Jiuxin Medicine [Member] | 12/20/24 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 20, 2024
Maturity date	[1]	Jun. 20, 2025
Balance	[1]		3,145,863
Allright [Member] | 12/20/24 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 20, 2024
Maturity date	[1]	Jun. 20, 2025
Balance	[1]		3,716,533
Allright [Member] | 01/02/25 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 02, 2025
Maturity date	[1]	Jul. 02, 2025
Balance	[1]		551,215
Allright [Member] | 01/13/25 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 13, 2025
Maturity date	[1]	Jul. 13, 2025
Balance	[1]		92,235
Allright [Member] | 01/14/25 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 14, 2025
Maturity date	[1]	Jul. 14, 2025
Balance	[1]		51,835
Allright [Member] | 01/26/25 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 26, 2025
Maturity date	[1]	Jul. 26, 2025
Balance	[1]		136,568
Allright [Member] | 10/13/25 [Member] | Hangzhou United Bank [Member]
Schedule of Balances of Notes Payable [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Oct. 13, 2025
Maturity date	[1]	Apr. 13, 2026
Balance	[1]	$ 22,669

[1]	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB.